Average Annual Total Returns	0 Months Ended
Nov. 16, 2011
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | BofAML All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	16.77%
5 years	5.71%
10 years	4.97%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class A Shares
Average Annual Return:
1 year	12.18%
5 years	3.03%
10 years	3.37%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	10.97%
5 years	1.41%
10 years	1.92%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	8.01%
5 years	1.94%
10 years	2.21%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class A Shares | Returns before taxes (without sales charges)
Average Annual Return:
1 year	19.05%
5 years	4.26%
10 years	3.98%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	29.09%
5 years	5.30%
10 years	3.78%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class Z Shares
Average Annual Return:
1 year	27.95%
5 years	3.80%
10 years	2.16%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	27.95%
5 years	2.07%
10 years	1.14%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	18.17%
5 years	2.76%
10 years	1.59%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	15.06%
5 years	2.29%
10 years	1.41%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class Z Shares
Average Annual Return:
1 year	14.88%
5 years	2.18%
10 years	1.23%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	14.59%
5 years	1.84%
10 years	0.84%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	10.05%
5 years	1.81%
10 years	0.89%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | S&P Small Cap 600® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	26.31%
5 years	4.64%
10 years	7.66%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class Z Shares
Average Annual Return:
1 year	26.06%
5 years	4.60%
10 years	7.44%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	25.77%
5 years	3.26%
10 years	6.48%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	17.29%
5 years	3.62%
10 years	6.25%